Condensed Consolidated Statements of Stockholder's Equity (Unaudited) (USD $)	Total	Common Stock	Capital in Excess of Par Value	Accumulated Distributions in Excess of Earnings
Balance at Dec. 31, 2011	$ 200,000	$ 200	$ 199,800	$ 0
Balance, shares at Dec. 31, 2011	20,000	20,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares		15,355,050
Issuance of common stock	153,175,221	153,551	153,021,670
Distributions to investors	(1,781,612)			(1,781,612)
Commissions on stock sales and related dealer manager fees	(13,421,581)		(13,421,581)
Other offering costs	(3,070,443)		(3,070,443)
Changes in redeemable common stock	(538,823)		(538,823)
Net loss	(4,885,769)			(4,885,769)
Balance at Sep. 30, 2012	$ 129,676,993	$ 153,751	$ 136,190,623	$ (6,667,381)
Balance, shares at Sep. 30, 2012	15,375,050	15,375,050